Intangible Assets, Net (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 14.4	$ 38.8	$ 58.1
Sohu [Member] | Sohu Video's intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total losses for impairment	1.5	4.0	10.4
Intangible assets impairment losses			9.8
Prepaid and other current assets impairment losses			$ 0.6
Sohu [Member] | 56.com Website's intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total losses for impairment		$ 7.2
Changyou [Member] | Content and game licenses intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total losses for impairment	2.7
Intangible assets impairment losses	0.8
Prepaid and other current assets impairment losses	$ 1.9